Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Fair Values of Financial Instruments Carried at Amortised Cost

										Group
	2021					2020
			Fair value		Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	216,279	216,279	213,525	—	—	214,730	214,730	212,178
Loans and advances to banks	—	1,420	—	1,420	1,420	—	2,004	—	2,004	2,004
Reverse repurchase agreements - non trading	—	12,453	226	12,679	12,683	—	19,382	226	19,608	19,599
Other financial assets at amortised cost	164	348	—	512	506	799	393	—	1,192	1,163
	164	14,221	216,505	230,890	228,134	799	21,779	214,956	237,534	234,944
Liabilities
Deposits by customers	—	52	192,887	192,939	192,914	—	109	193,102	193,211	193,088
Deposits by banks	—	33,780	82	33,862	33,862	—	20,966	16	20,982	20,973
Repurchase agreements - non trading	—	11,718	—	11,718	11,718	—	15,847	—	15,847	15,848
Debt securities in issue	4,070	27,084	1,218	32,372	31,580	—	43,500	1,430	44,930	43,679
Subordinated liabilities	1,019	1,512	238	2,769	2,228	—	2,830	239	3,069	2,556
	5,089	74,146	194,425	273,660	272,302	—	83,252	194,787	278,039	276,144

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2021 and 31 December 2020, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2021				2020
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,193	1	1,194	—	2,455	2	2,457	A
	Interest rate contracts	—	1,574	—	1,574	—	2,604	14	2,618	A & C
	Equity and credit contracts	—	118	55	173	—	71	59	130	B & D
	Netting	—	(1,221)	—	(1,221)	—	(1,754)	—	(1,754)
		—	1,664	56	1,720	—	3,376	75	3,451
Other financial assets at FVTPL	Loans and advances to customers	—	440	74	514	—	493	99	592	A
	Debt securities	—	1	111	112	—	3	109	112	A, B & D
	Equity securities	—	—	50	50	83	—	47	130	B
	Reverse repurchase agreements – non trading	—	—	—	—	—	—	—	—	A
		—	441	235	676	83	496	255	834
Financial assets at FVOCI	Debt securities	5,833	—	—	5,833	8,501	428	—	8,929	D
	Loans and advances to customers	—	—	18	18	—	—	21	21	D
		5,833	—	18	5,851	8,501	428	21	8,950
Total assets at fair value		5,833	2,105	309	8,247	8,584	4,300	351	13,235

Liabilities
Derivative financial instruments	Exchange rate contracts	—	521	—	521	—	846	—	846	A
	Interest rate contracts	—	1,659	2	1,661	—	2,742	3	2,745	A & C
	Equity and credit contracts	—	28	30	58	—	54	29	83	B & D
	Netting	—	(1,221)	—	(1,221)	—	(1,754)	—	(1,754)
		—	987	32	1,019	—	1,888	32	1,920
Other financial liabilities at FVTPL	Debt securities in issue	—	555	5	560	—	1,051	6	1,057	A
	Structured deposits	—	223	—	223	—	375	—	375	A
	Repurchase agreements – non trading	—	—	—	—	—	—	—	—	A
	Collateral and associated financial guarantees	—	19	1	20	—	—	2	2	D
		—	797	6	803	—	1,426	8	1,434
Total liabilities at fair value		—	1,784	38	1,822	—	3,314	40	3,354

Summary of Fair Value Adjustment	The magnitude and types of fair value adjustment are listed in the following table:

	2021	2020
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(9)	(8)
- Uncertainty	40	45
- Credit risk adjustment	6	11
- Funding fair value adjustment	3	3
	40	51
Model-related	—	—
Day One profit	—	—
	40	51

Disclosure Of Analysis Of Financial Instruments Valued Using Internal Models Based On Information Other Than Market Data
The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)

			2021	2020	2021	2020	2019
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	45	51	—	3	2
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	48	56	(5)	6	—
3. FVTPL assets	Loans and advances to customers	Other loans	26	43	(2)	3	1
4. FVTPL assets	Debt securities	Reversionary property securities	91	107	5	6	(17)
5. FVTPL assets	Equity securities	Unlisted equity shares	50	47	1	12	42
6. FVTPL assets	Debt securities	Credit linked notes	20	2	(5)	(16)	7
7. FVOCI assets	Loans and advances to customers	Other loans	18	21	(3)	(4)	(2)
8. Derivative liabilities	Equity contracts	Property options and forwards	(30)	(29)	(1)	(3)	—
9. FVTPL liabilities	Financial guarantees	Credit protection guarantee	(1)	(2)	5	16	(7)
			267	296	(5)	23	26
Other Level 3 assets			11	24	2	7	15
Other Level 3 liabilities			(7)	(9)	2	(3)	(7)
Total net assets			271	311	(1)	27	34
Total income/(expense)					(1)	27	34

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy
The following table sets out the movements in Level 3 financial instruments in 2021 and 2020:

	Assets					Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Assets held for sale	Total	Derivatives	Other financial liabilities at FVTPL	Liabilities held for sale	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	75	255	21	—	351	(32)	(8)	—	(40)
Total (losses)/gains recognised:
- Fair value movements	2	(6)	(3)	—	(7)	—	6	—	6
- Foreign exchange and other movements	—	2	—	—	2	—	1	—	1
Transfers in	—	—	—	—	—	—	—	—	—
Transfers out	—	—	—	—	—	—	—	—	—
Netting(1)	—	23	—	—	23	—	(5)	—	(5)
Additions	—	—	—	—	—	—	—	—	—
Sales	—	(16)	—	—	(16)	—	—	—	—
Settlements	(21)	(23)	—	—	(44)	—	—	—	—
At 31 December 2021	56	235	18	—	309	(32)	(6)	—	(38)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	2	(4)	(3)	—	(5)	—	7	—	7

At 1 January 2020	84	505	56	—	645	(35)	(61)	—	(96)
Total gains/(losses) recognised:
- Fair value movements	10	11	(4)	—	17	(7)	17	—	10
- Foreign exchange and other movements	—	(9)	—	—	(9)	—	8	—	8
Transfers in	1	1	—	—	2	—	—	—	—
Transfers out	—	(81)	—	—	(81)	—	28	—	28
Netting(1)	—	(42)	—	—	(42)	—	—	—	—
Additions	9	—	—	—	9	—	(2)	—	(2)
Sales	—	(19)	(19)	—	(38)	—	—	—	—
Settlements	(29)	(111)	(12)	—	(152)	10	2	—	12
At 31 December 2020	75	255	21	—	351	(32)	(8)	—	(40)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	10	2	(4)	—	8	(7)	25	—	18
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19.

Effects Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives Level Three

		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes	Unfavourable changes
	Fair value		Range(1)	Weighted average	Shift
2021	£m	Assumption description				£m	£m
1. Derivative assets – Equity and credit contracts:	45	HPI Forward growth rate	0%-5%	2.56%	1%	6	(6)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	483	10%	6	(6)
2. FVTPL – Loans and advances to customers:	48	HPI Forward growth rate	0%-5%	2.68%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	26	Credit spreads	0.07% - 1.44%	0.50%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	91	HPI Forward growth rate	0% -5%	2.56%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	483	10%	4	(4)
5. FVTPL - Equity securities:	50	Contingent litigation risk	0% - 100%	45%	20%	7	(7)
– Unlisted equity shares
7. FVOCI - Loans and advances to customers:	18	Credit spreads	0.15% - 0.19%	0.04%	20%	—	—
– Other loans
8. Derivative liabilities – Equity contracts:	(30)	HPI Forward growth rate	0% -5%	2.39%	1%	2	(2)
– Property-related options and forwards		HPI Spot rate(2)	n/a	469	10%	3	(3)

2020
1. Derivative assets – Equity and credit contracts:	51	HPI Forward growth rate	0% - 5%	2.57%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	445	10%	7	(7)
2. FVTPL – Loans and advances to customers:	56	HPI Forward growth rate	0% - 5%	2.69%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	43	Credit spreads	0.07% - 1.55%	0.44%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	107	HPI Forward growth rate	0% - 5%	2.57%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	445	10%	5	(5)
5. FVTPL - Equity securities:	47	Contingent litigation risk	0% - 100%	49%	20%	8	(8)
– Unlisted equity shares
7. FVOCI - Loans and advances to customers:	21	Credit spreads	0.15% - 0.53%	0.32%	20%	—	—
– Other loans
8. Derivative liabilities – Equity contracts:	(29)	HPI Forward growth rate	0% - 5%	2.42%	1%	2	(2)
–Property-related options and forwards		HPI Spot rate(2)	n/a	433	10%	3	(3)
(1)The range of actual assumption values used to calculate the weighted average disclosure.
(2)The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2021 and 2020.

Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments

	Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2021	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	96	61	392	517	1,066
Other financial liabilities at fair value through profit or loss	—	6	8	553	236	803
Deposits by customers	180,907	3,706	5,690	1,920	741	192,964
Deposits by banks	1,386	536	57	31,984	—	33,963
Repurchase agreements – non trading	—	11,419	299	—	—	11,718
Debt securities in issue	—	5,011	2,752	16,754	8,057	32,574
Subordinated liabilities	—	32	98	1,547	2,020	3,697
Lease liabilities	—	—	32	79	32	143
Total financial liabilities	182,293	20,806	8,997	53,229	11,603	276,928
Off-balance sheet commitments given	20,545	5,359	5,747	5,523	574	37,748

2020
Financial liabilities
Derivative financial instruments	—	320	134	584	950	1,988
Other financial liabilities at fair value through profit or loss	—	1	107	570	759	1,437
Deposits by customers	179,499	4,251	5,994	2,767	682	193,193
Deposits by banks	2,426	1,894	2,535	14,044	207	21,106
Repurchase agreements – non trading	—	15,350	500	—	—	15,850
Debt securities in issue	—	5,759	11,042	19,269	8,921	44,991
Subordinated liabilities	—	30	92	1,221	2,718	4,061
Lease liabilities	—	—	18	57	37	112
Total financial liabilities	181,925	27,605	20,422	38,512	14,274	282,738
Off-balance sheet commitments given	21,055	4,493	4,983	11,493	1,146	43,170